Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Voyage revenues	$ 510,762	$ 432,676	$ 396,444
Vessel operating expenses	(117,658)	(101,539)	(87,890)
Time-charter hire expense	(7,670)	0	0
General and administrative expenses	(28,512)	(18,141)	(19,199)
Affiliated Entity
Related Party Transaction [Line Items]
Voyage revenues	11,018	36,358	37,336
Vessel operating expenses	(17,666)	(23,564)	(19,738)
Time-charter hire expense	(7,671)	0	0
General and administrative expenses	(15,967)	(9,434)	(12,590)
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses	$ (822)	$ (859)	$ (571)